Income Per Share (Tables)	4 Months Ended
Sep. 30, 2018
Predecessor [Member]
Schedule of Basic and Diluted Earnings Per Common Share

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented:

	2018	2017
	Period from January 1 to June 6	Period from July 1 to September 30	Period from January 1 to September 30
Weighted average basic common shares outstanding	348,524,566	342,250,000	342,250,000
Dilutive potential common shares	21,475,434	27,750,000	27,750,000
Weighted average dilutive common shares outstanding	370,000,000	370,000,000	370,000,000
Basic:
Net Income	7,617,000	11,238,000	22,709,000
Less: Earnings allocated to participating securities	192,183	(26,599)	(75,000)
Net income available to basic common shares	7,809,183	11,211,401	22,634,000
Basic earnings per common share	0.02	0.03	0.07
Diluted:
Net Income	7,617,000	11,238,000	22,709,000
Less: Earnings allocated to participating securities	181,077	(25,214)	(70,000)
Net income available to diluted common shares	7,798,077	11,212,786	22,639,000
Diluted earnings per common share	0.02	0.03	0.06

Successor [Member]
Schedule of Basic and Diluted Earnings Per Common Share

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented:

	2018
	Period from July 1 to September 30	Period from June 6 to September 30
Weighted average basic common shares outstanding	85,562,769	85,562,769
Dilutive potential common shares from grant of restricted stock units	349,946	277,543
Weighted average dilutive common shares outstanding	85,912,715	85,840,312
Basic:
Net Income	16,110,000	12,362,000
Less: Earnings allocated to participating securities	-	-
Net income available to basic common shares	16,110,000	12,362,000
Basic earnings per common share	0.19	0.14
Diluted:
Net Income	16,110,000	12,362,000
Less: Earnings allocated to participating securities	-	-
Net income available to diluted common shares	16,110,000	12,362,000
Diluted earnings per common share	0.19	0.14

Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding

The following table provides a reconciliation of the data used in the calculation of basic and diluted common shares outstanding for the periods as tabulated below:

Basic – Year to Date

		Change in	Total Shares
Date	Transaction Detail	Shares	Outstanding
12/31/2017	Beginning Balance		11,730,425
6/6/2018	Backstop shares	4,829,375	16,559,800
6/6/2018	Underwriter shares	307,465	16,867,265
6/6/2018	Shares issued to NPS/GES	53,690,315	70,557,580
6/6/2018	Shares transferred to perm equity	15,005,189	85,562,769
6/30/2018	Ending Balance		85,562,769

Dilutive – Year to Date

Weighted avg units outstanding	85,562,769
Dilutive common shares	277,543
Weighted avg dilutive units outstanding	85,840,312